Shareholder Report, Line Graph (Details) - USD ($)	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	May 13, 2024
C000249165
Account Value [Line Items]
Account Value	$ 10,038	$ 9,921	$ 10,264	$ 10,000	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,603	10,316	10,642	10,116	10,000
S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 10,329	$ 10,261	$ 10,618	$ 10,108	$ 10,000